Structured entities - Summary of interests in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 166,453	£ 174,605
Financial assets at fair value through the income statement	193,734	206,651
Derivative financial instruments	293,530	256,836
Financial assets at fair value through other comprehensive income	78,059	71,836
Loans and advances at amortised cost	346,273	342,747
Debt securities at amortised cost	68,210	56,749
Reverse repurchase agreements and other similar secured lending	4,734	2,594
Other assets	4,819	6,192
Total assets	1,518,202	1,477,487	£ 1,513,700
Derivative financial instruments	279,415	250,044
Structured entities
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	23,941	15,482
Financial assets at fair value through the income statement	88,841	75,692
Derivative financial instruments	6,540	5,685
Financial assets at fair value through other comprehensive income	5,571	838
Loans and advances at amortised cost	47,151	34,316
Debt securities at amortised cost	24,331	18,487
Reverse repurchase agreements and other similar secured lending	3,145	896
Other assets	0	130
Total assets	199,520	151,526
Derivative financial instruments	6,978	6,173
Secured financing
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	87,546	74,551
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	3,145	896
Other assets	0	0
Total assets	90,691	75,447
Derivative financial instruments	0	0
Short-term traded interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	23,941	15,482
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	23,941	15,482
Derivative financial instruments	0	0
Traded derivatives
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	6,540	5,685
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	6,540	5,685
Derivative financial instruments	6,978	6,173
Other interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,295	1,141
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	5,571	838
Loans and advances at amortised cost	47,151	34,316
Debt securities at amortised cost	24,331	18,487
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	130
Total assets	78,348	54,912
Derivative financial instruments	£ 0	£ 0